Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share Based Compensation [Abstract]
Schedule of Employee Equity Award Activity

A summary of the employee equity award activity under the 2016 Plan is stated below:

	Number of options	Weighted- average exercise price	Weighted- average grant-date fair value	Weighted- average remaining contractual term	Aggregate intrinsic Value
		RMB	RMB	Years	RMB
Outstanding, December 31, 2024	49,270,000	0.06	0.06	1.1	—
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Exercised	(14,270,000)	—	—	—
Outstanding, December 31, 2025	35,000,000	0.06	0.05	—	—
Vested and expected to vest on December 31, 2025	35,000,000	0.06	0.05	—	—
Exercisable on December 31, 2025	35,000,000	0.06	0.05	—	—

Schedule of Restricted Share Activities

A summary of the restricted share activities under the 2025 Plan is stated below:

	Number of shares	Weighted- average grant-date fair value
		RMB
Outstanding, December 31, 2024	—	—
Granted	101,291,864	0.42
Vested	(101,291,864)	(0.42)
Canceled/Forfeited	—	—
Outstanding, December 31, 2025	—	—